Employee Benefit Plans (Unfunded) (Details) - Schedule of Securities Adjusted for a Suitable Risk Premium (Parentheticals)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Maximum [Member] | Discount rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Discount rate.	1.00%	1.00%
Maximum [Member] | Salary growth rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Salary growth rate.	1.00%	1.00%
Maximum [Member] | Attrition rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Attrition rate	1.00%	1.00%
Minimum [Member] | Discount rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Discount rate.	1.00%	1.00%
Minimum [Member] | Salary growth rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Salary growth rate.	1.00%	1.00%
Minimum [Member] | Attrition rate [Member]
Schedule of Securities Adjusted for a Suitable Risk Premium [Line Items]
Attrition rate	1.00%	1.00%